VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.1%
Australia: 4.3%
AVZ Minerals Ltd. *∞	1,399,901	$456,772
Paladin Energy Ltd. * †	594,751	281,981
Perseus Mining Ltd.	983,932	962,140
Sandfire Resources Ltd. †	70,074	168,285
		1,869,178
Canada: 5.8%
B2Gold Corp. (USD)	25,848	83,231
Barrick Gold Corp. (USD)	48,521	752,075
Ivanhoe Mines Ltd. * †	261,418	1,691,355
		2,526,661
China: 1.5%
CMOC Group Ltd. (HKD) * †	1,674,000	649,917
Egypt: 5.2%
Centamin Plc (GBP)	541,048	542,651
Commercial International Bank Egypt SAE (USD) (GDR)	1,548,290	1,708,927
		2,251,578
Germany: 1.1%
Jumia Technologies AG (ADR) *	81,490	473,457
Ghana: 2.7%
Kosmos Energy Ltd. (USD) *	224,179	1,159,006
India: 0.7%
MakeMyTrip Ltd. (USD) *	9,662	296,623
Indonesia: 0.3%
Golden Agri-Resources Ltd. (SGD)	808,400	148,585
Kenya: 9.5%
East African Breweries Plc	428,200	503,556
Equity Group Holdings Plc	3,555,800	1,367,842
Safaricom Plc	10,848,200	2,241,512
		4,112,910
Morocco: 9.1%
Attijariwafa Bank	48,999	1,900,131
Bank of Africa	43,705	640,170
Banque Centrale Populaire	37,044	821,266
Co. Sucrerie Marocaine et de Raffinage	30,845	588,218
		3,949,785
Nigeria: 10.8%
Guaranty Trust Holding Co. Plc	28,585,981	1,019,281
MTN Nigeria Communications Plc	4,744,794	1,911,310
Nestle Nigeria Plc	261,764	641,216
Zenith Bank Plc	27,140,418	1,094,372
		4,666,179
Norway: 0.1%
Scatec ASA 144A	9,004	61,527
South Africa: 33.2%
Absa Group Ltd. †	50,214	491,238
African Rainbow Minerals Ltd. †	8,679	118,080
	Number of Shares	Value
South Africa (continued)
Anglo American Platinum Ltd.	4,782	$341,567
Anglo American Plc (GBP)	67,383	2,022,776
Aspen Pharmacare Holdings Ltd. †	24,517	182,482
AVI Ltd.	19,614	79,449
Bid Corp. Ltd. †	17,563	272,467
Bidvest Group Ltd. †	19,863	216,681
Capitec Bank Holdings Ltd.	7,375	636,331
Clicks Group Ltd.	15,289	242,837
Discovery Ltd. * †	28,139	163,601
Exxaro Resources Ltd. †	11,694	130,795
FirstRand Ltd.	226,324	760,887
Foschini Group Ltd.	9,377	61,378
Gold Fields Ltd. (ADR)	58,155	470,474
Growthpoint Properties Ltd.	206,158	135,240
Harmony Gold Mining Co. Ltd. (ADR)	38,106	92,598
Impala Platinum Holdings Ltd.	51,885	485,829
Investec Plc (GBP)	44,218	179,228
Life Healthcare Group Holdings Ltd.	57,943	55,593
Momentum Metropolitan Holdings	80,986	75,385
Mr Price Group Ltd.	17,639	169,240
MTN Group Ltd.	100,287	666,387
MultiChoice Group	19,373	124,651
Naspers Ltd.	13,459	1,681,075
Nedbank Group Ltd.	27,224	301,653
Netcare Ltd.	90,182	68,816
Northam Platinum Holdings Ltd. *	20,428	178,097
Old Mutual Ltd.	226,352	122,501
Pepkor Holdings Ltd. 144A	104,197	120,416
Pick n Pay Stores Ltd. †	19,062	58,843
Rand Merchant Investment Holdings Ltd.	48,654	79,265
Remgro Ltd.	34,981	258,444
Resilient REIT Ltd. †	23,131	61,700
Sanlam Ltd.	129,997	370,310
Sappi Ltd. *	23,993	58,235
Sasol Ltd. (ADR) †	37,281	587,176
Shoprite Holdings Ltd. †	34,011	408,928
Sibanye Stillwater Ltd. (ADR) †	46,769	435,887
SPAR Group Ltd.	9,920	79,128
Standard Bank Group Ltd.	95,080	756,435
Thungela Resources Ltd. †	10,063	186,228
Tiger Brands Ltd. †	6,502	60,997
Vodacom Group Ltd.	29,944	202,624
Woolworths Holdings Ltd. †	46,620	157,765
		14,409,717
Switzerland: 0.4%
Mediclinic International Plc (GBP)	27,847	152,639
Tanzania: 3.5%
AngloGold Ashanti Ltd. (ADR)	26,579	367,322

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VANECK AFRICA INDEX ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Tanzania (continued)
Helios Towers Plc (GBP) *	909,850	$1,143,157
		1,510,479
United Arab Emirates: 3.1%
Itissalat Al-Maghrib (MAD)	126,803	1,322,462
United Kingdom: 6.3%
Airtel Africa Plc 144A	1,314,081	1,884,360
Endeavour Mining Plc †	42,357	768,201
Kumba Iron Ore Ltd. (ZAR)	4,700	100,409
		2,752,970
United States: 0.3%
Royal Caribbean Cruises Ltd. *	3,447	130,641
Zambia: 2.2%
First Quantum Minerals Ltd. (CAD)	56,129	957,916
Zimbabwe: 0.0%
Delta Corp. Ltd.	15,980	4,847
Ecocash Holdings Zimbabwe Ltd. *	32,900	2,247
		7,094
Total Common Stocks (Cost: $48,914,065)		43,409,324
	Number of Shares	Value
RIGHTS: 0.0% (Cost: $0)
Morocco: 0.0%
Bank of Africa, 0.00 *	43,705	$10,289

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $48,914,065)		43,419,613

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.7%
Money Market Fund: 4.7% (Cost: $2,042,237)
State Street Navigator Securities Lending Government Money Market Portfolio	2,042,237	2,042,237
Total Investments: 104.8% (Cost: $50,956,302)		45,461,850
Liabilities in excess of other assets: (4.8)%		(2,092,564)
NET ASSETS: 100.0%		$43,369,286

Definitions:

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
MAD	Moroccan Dirham
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,694,588.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,066,303, or 4.8% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Communication Services	21.9%	$9,496,463
Consumer Discretionary	7.1	3,090,595
Consumer Staples	7.1	3,089,073
Energy	4.0	1,758,009
Financials	29.5	12,759,802
Health Care	1.0	459,530
Industrials	0.5	216,681
Materials	28.3	12,290,993
Real Estate	0.5	196,940
Utilities	0.1	61,527
	100.0%	$43,419,613
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